Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Income and Comprehensive Income
Net unrealized (losses) gains on securities available for sale, tax	$ 0	$ 704	$ 734